Notes Payable (Details Textual) - USD ($)			1 Months Ended					12 Months Ended
	Jan. 06, 2016	Jul. 08, 2014	Jan. 31, 2016	Oct. 01, 2014	Jul. 10, 2014	Jun. 03, 2011	Jul. 17, 2009	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Interest Payable								$ 12,852	$ 56,021
Interest Expense								$ 2,365,618	$ 250,756
Debt Instrument, Maturity Date					Dec. 31, 2015
Common Stock, Par or Stated Value Per Share								$ 0.001	$ 0.001
Debt Instrument, Convertible, Terms of Conversion Feature		exercisable for a period of four years
Amortization of Financing Costs								$ 13,269	$ 11,917
Taglich Brothers, Inc [Member]
Debt Instrument [Line Items]
Warrants Issued to Purchase of Common Stock, Shares								11,258
Debt Conversion, Converted Instrument, Shares Issued								24,124
Subsequent Event [Member] | Taglich Brothers, Inc [Member]
Debt Instrument [Line Items]
Warrants Issued to Purchase of Common Stock, Shares			131,682
Private Placement [Member]
Debt Instrument [Line Items]
Convertible Notes Payable, Current		$ 500,000
Debt Instrument, Convertible, Conversion Price		$ 0.56
Amortization of Financing Costs								$ 7,200
Private Placement [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Warrants Issued to Purchase of Common Stock, Shares	141,698
Debt Conversion, Converted Instrument, Shares Issued	303,639
Investor Note Holders [Member]
Debt Instrument [Line Items]
Warrants Issued to Purchase of Common Stock, Shares								228,821
Debt Conversion, Converted Instrument, Shares Issued								490,330
Investor Note Holders [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Warrants Issued to Purchase of Common Stock, Shares			141,698
Debt Conversion, Converted Instrument, Shares Issued			303,639
Placement Agent [Member] | Private Placement [Member]
Debt Instrument [Line Items]
Percentage Of Commission		8.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		21,107
Percentage Of Warrants To Purchase Shares On Stock In To Which The Convertible Notes The Placement Agent Sold		0.00%
Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Amount								$ 10,800
Convertible Promissory Notes [Member] | Taglich Brothers, Inc [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Amount								10,800
Convertible Promissory Notes [Member] | Private Placement [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 135,000
Convertible Promissory Notes [Member] | Investor Note Holders [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Amount								215,000
Accrued Interest [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Amount								366,484
Accrued Interest [Member] | Taglich Brothers, Inc [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Amount								2,709
Accrued Interest [Member] | Private Placement [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 35,038
Accrued Interest [Member] | Investor Note Holders [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Amount								59,585
Accrued Interest [Member] | Investor Note Holders [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Amount			$ 35,038
Notes Payable to Ohio State [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate							6.00%
Debt Instrument, Periodic Payment							$ 23,779
Notes and Loans, Noncurrent							1,012,500	493,373
Participating Mortgage Loans, Participation Liabilities, Amount							$ 101,250
Debt Instrument, Interest Rate Terms				increase the interest rate from 6.0% to 7.0%, effective October 1, 2014
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid								6,000
Notes Payable to Ohio State Development Authority [Member]
Debt Instrument [Line Items]
Deferred Interest Expense								136,078	103,242
Notes and Loans, Noncurrent						$ 750,000		559,661
Participating Mortgage Loans, Participation Liabilities, Amount						$ 75,000
Debt Instrument, Interest Rate, Second Twelve Months						7.00%
Debt Instrument, Interest Rate, Effective Percentage						5.60%
Notes Payable, Principal and Interest Periodic Payment						$ 14,850
Debt Instrument, Interest Rate, Stated Percentage						1.00%
Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Interest Payable								274,564	204,531
Accrued Loan Participation Fees								166,039	155,045
Deferred Finance Costs, Net								4,255	10,324
Interest Expense								429,374	147,444
Accredited Investors [Member]
Debt Instrument [Line Items]
Convertible Notes Payable, Current					$ 350,000
Debt Instrument, Convertible, Conversion Price					$ 0.56
Debt Instrument, Maturity Date					Dec. 31, 2015
Debt Instrument, Interest Rate, Stated Percentage					10.00%
Debt Instrument Accrue Interest Percentage					12.00%
Common Stock, Par or Stated Value Per Share					$ 0.001
Debt Instrument, Convertible, Beneficial Conversion Feature					$ 4,125
Interest Expense, Debt								2,909	$ 1,216
Debt Conversion, Converted Instrument, Amount								$ 135,000